Short-term Borrowings (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Fixed Income
Short-term Debt [Line Items]
Trading Securities Pledged as Collateral	$ 68.9
Federal Funds Purchased
Short-term Debt [Line Items]
Maximum maturity days	90 days
Trading Liabilities
Short-term Debt [Line Items]
Maximum holding days	90 days
Other Short-term Borrowings
Short-term Debt [Line Items]
Maximum original maturity period	1 year